Net Income (Loss) per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Number of shares issuable under anti-dilutive options (in shares)	785,890	890,341	847,635